Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.2%)
Consumer Discretionary (10.1%)
McDonald's Corp.	5,455,899	1,489,679
TJX Cos. Inc.	15,790,723	1,485,749
NIKE Inc. Class B	13,970,248	1,288,895
Home Depot Inc.	2,766,834	924,731
		5,189,054
Consumer Staples (15.1%)
Colgate-Palmolive Co.	16,591,106	1,525,055
Procter & Gamble Co.	8,895,300	1,451,713
PepsiCo Inc.	8,081,898	1,421,687
Diageo plc	36,955,571	1,277,172
Coca-Cola Co.	19,633,259	1,212,746
Costco Wholesale Corp.	1,217,888	880,411
		7,768,784
Financials (14.5%)
Visa Inc. Class A	6,043,711	1,623,401
Mastercard Inc. Class A	3,274,607	1,477,503
Marsh & McLennan Cos. Inc.	7,211,646	1,438,218
American Express Co.	5,205,066	1,218,142
Chubb Ltd.	4,690,942	1,166,356
PNC Financial Services Group Inc.	3,510,805	538,066
		7,461,686
Health Care (18.6%)
Stryker Corp.	5,519,573	1,857,336
Danaher Corp.	7,011,772	1,729,243
UnitedHealth Group Inc.	3,491,508	1,688,842
Abbott Laboratories	11,670,458	1,236,719
Johnson & Johnson	7,597,773	1,098,562
Medtronic plc	11,128,631	892,961
Merck & Co. Inc.	6,286,719	812,370
Pfizer Inc.	9,694,607	248,376
		9,564,409
Industrials (20.2%)
Northrop Grumman Corp.	3,124,583	1,515,516
Honeywell International Inc.	7,791,697	1,501,694
Canadian National Railway Co.	10,169,084	1,234,266
Union Pacific Corp.	5,020,030	1,190,550
General Dynamics Corp.	3,875,333	1,112,569
Automatic Data Processing Inc.	4,485,014	1,084,880
United Parcel Service Inc. Class B (XNYS)	5,813,946	857,441
Lockheed Martin Corp.	1,600,223	743,992
RTX Corp.	6,727,616	682,988

		Shares	Market Value ($000)
	Deere & Co.	1,243,987	486,909
			10,410,805
Information Technology (11.9%)
	Microsoft Corp.	5,121,832	1,994,083
	Accenture plc Class A	4,638,841	1,395,874
	Texas Instruments Inc.	7,655,285	1,350,545
	Apple Inc.	4,633,079	789,152
	Intuit Inc.	966,458	604,636
			6,134,290
Materials (5.1%)
	Linde plc	3,641,248	1,605,645
	Ecolab Inc.	4,509,957	1,019,927
			2,625,572
Real Estate (2.7%)
	American Tower Corp.	4,504,406	772,776
	Public Storage	2,447,678	635,050
			1,407,826
Total Common Stocks (Cost $25,917,543)			50,562,426
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.394%	262	26
		Face Amount ($000)
Repurchase Agreements (1.6%)
	Credit Agricole Securities 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $172,725,000, collateralized by U.S. Treasury Note/Bond 2.625%–5.000%, 10/31/25–7/31/29, with a value of $176,154,000)	172,700	172,700
	JP Morgan Securities LLC 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $49,007,000, collateralized by U.S. Treasury Note/Bond 2.250%–6.000%, 4/30/25–2/15/54, with a value of $49,980,000)	49,000	49,000
	Natixis SA 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $312,346,000, collateralized by Federal Home Loan Bank 4.000%– 4.080%, 10/24/29– 5/25/33, Freddie Mac 2.150%, 7/13/40, U.S. Treasury Inflation Indexed Note/Bond 0.125%– 2.125%, 7/15/26–2/15/53, and U.S. Treasury Note/Bond 0.375%–4.875%, 8/15/24–11/15/53, with a value of $318,546,000)	312,300	312,300
	NatWest Markets plc 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $142,321,000, collateralized by U.S. Treasury Note/Bond 4.625%–5.000%, 9/30/25–4/30/31, with a value of $145,146,000)	142,300	142,300

	Face Amount ($000)	Market Value ($000)
Societe Generale 5.300%, 5/1/24 (Dated 4/30/24, Repurchase Value $144,121,000, collateralized by U.S. Treasury Note/Bond 4.625%, 4/30/31, with a value of $146,982,000)	144,100	144,100
		820,400
Total Temporary Cash Investments (Cost $820,426)		820,426
Total Investments (99.8%) (Cost $26,737,969)		51,382,852
Other Assets and Liabilities—Net (0.2%)		111,855
Net Assets (100%)		51,494,707
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	49,285,254	1,277,172	—	50,562,426
Temporary Cash Investments	26	820,400	—	820,426
Total	49,285,280	2,097,572	—	51,382,852